COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 containership	Dec. 31, 2019 vessel	Dec. 31, 2019 $ / shares	Dec. 31, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) vessel
Loss Contingencies [Line Items]
Book value of assets pledged under ship mortgages						$ 1,753,000	$ 1,527,000
Vessels with finance lease liabilities with a net book value		7	11				11
Long-term debt						1,627,177	$ 1,460,347
Share price (usd per share) | $ / shares				$ 14.54
Total loans to related parties - associated companies, long-term						314,000	310,144
Long-term purchase commitment, amount	$ 0
Other commitment						2,900	$ 3,400
Number of vessels committed to vessel upgrades			4		2		4
Number of container vessels | vessel			4
Number of drybulk carriers | vessel			7
Financial Guarantee
Loss Contingencies [Line Items]
Guarantor obligations, current carrying value						266,100	$ 266,100
Seadrill
Loss Contingencies [Line Items]
Total loans to related parties - associated companies, long-term						326,100	342,000
Vessels and Equipment
Loss Contingencies [Line Items]
Book value of assets pledged under ship mortgages						1,351,800	1,424,400
Sales-type Leases, Direct Financing Leases and Leaseback Assets
Loss Contingencies [Line Items]
Book value of assets pledged under ship mortgages						400,700	103,100
Vessels With Finance Lease Liabilities
Loss Contingencies [Line Items]
Book value of assets pledged under ship mortgages						1,277,600	1,331,100
Vessels Under Finance Lease
Loss Contingencies [Line Items]
Book value of assets pledged under ship mortgages						714,500	749,900
Vessels with finance lease liabilities with a net book value | vessel			7
Property subject to direct financing leases
Loss Contingencies [Line Items]
Book value of assets pledged under ship mortgages						563,100	581,200
Vessels with finance lease liabilities with a net book value | vessel			4
Debt for Acquired Equipment
Loss Contingencies [Line Items]
Long-term line of credit						1,600,000
Debt for Acquired Equipment | Equity Accounted Subsidiaries
Loss Contingencies [Line Items]
Long-term line of credit							655,200
Long-term debt						621,900
Debt for Acquired Equipment | Company and Subsidiaries
Loss Contingencies [Line Items]
Long-term line of credit						2,200,000	2,100,000
Frontline Forward Contract
Loss Contingencies [Line Items]
Investment owned (in shares) | shares	3.4
Investment owned						43,800
Share price (usd per share) | $ / shares				$ 11.0568
Restricted cash						3,500	0
Container vessels
Loss Contingencies [Line Items]
Other commitment						13,000	0
Drybulker Carriers
Loss Contingencies [Line Items]
Other commitment						17,500	$ 0
Installation of BWTS
Loss Contingencies [Line Items]
Other commitment						$ 9,200
Number of vessels committed to vessel upgrades | vessel			18